Finance Costs - Capitalization Rates (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Analysis of income and expense [abstract]
Capitalization rate	0.00%	4.40%	4.40%